APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.         Name  and  Address  of  Issuer:

Exeter  Fund,  Inc.
1100  Chase  Square
Rochester,  New  York   14604

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the
issuer,  check  the  box  but  do  not  list  series  or  classes):   [  ]

Blended Asset Series I - Class A, Blended Asset Series II - Class A, Flexible Yield Series I - Class A, Flexible Yield Series II - Class A, Flexible Yield Series III - Class A, Maximum Horizon Series - Class A, Defensive Series - Class A and Tax Managed Series - Class A.


3.        Investment  Company  Act  File  Number:   811-04087

          Securities  Act  File  Number:             2-92633


4(a).     Last  day  of  fiscal  year  for  which  this  notice  is  filed:

                                                            October  31,  1999

4(b).    Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year) (See instruction A.2):
[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


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5.       Calculation  of  registration  fees

     (i)  Aggregate  sale  price  of  securities  sold  during  the
           fiscal  year  pursuant  to  section  24(f):         $  53,460,331

    (ii)  Aggregate  price  of  securities  redeemed  or
           repurchased  during  the  fiscal  year:            $  (62,108,247)

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                                         $         0

   (iv)  Total  available  redemption  credits  [add  Items  5(ii) and 5 (iii)]:
                                                             -$  (62,108,247)

   (v)  Net  sales  -  if  Item  5(i)  is  greater  than  Item  5(iv)
          [subtract  Item  5(iv)  from  Item  5(i)]:          $  (8,647,916)

   (vi)  Redemption  credits  available  for  use  in  future  years
           -if  Item  5(i)  is  less  than Item 5(iv) [subtract  Item 5(iv) from
           Item  5  (i)]:                                     $  (8,647,916)

  (vii)  Multiplier  for  determining  registration  fee  (See  Instruction C.9)
                                                                x   .000264

 (viii)  Registration  fee  due  [multiply  Item  5(v)  by  Item  5(vii)]
           (enter  '0'  if  no  fee  is  due):                 =$       0.00

6.       Prepaid  Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report  the  amount  of  securities (number of shares or other unites) deducted
here:                           .

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.        Interest due - if this Form is being filed more than 90 days after
          the end of the issuers fiscal year (see Instruction D): +$      0

8.        Total of the amount of the registration fee due plus any interest
          due [line 5(viii) plus line  7]:                        -$      0
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Date  the registration fee and any interest payment was sent to the Commission's lockbox  depository:


N/A
            Method  of  Delivery    [     ]     Wire  Transfer
                                    [     ]     Mail  or other means


                                       Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  Signature  and  Title:

/s/  Jodi  L.  Hedberg
Jodi  L.  Hedberg,
Corporate  Secretary

Date:  January  14,  2000

  -     Please print name and title of the signing officer below the signature.